SHAREHOLDER LETTER


CONTENTS

Shareholder Letter ........   1

Fund Reports

 Franklin's IFT
 Money Market Portfolio ...   4

 Franklin U.S. Government
 Securities Money Market
 Portfolio ................   6

Financial Highlights &
Statement of Investments ..   8

Financial Statements ......  12

Notes to
Financial Statements ......  15


Dear Shareholder:

We are pleased to bring you the semiannual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio for the period ended December 31, 2000.

Decelerating economic growth and relatively stable short-term interest rates characterized the six months under review. The Federal Reserve Board's (the Fed's) series of six interest rate hikes -- beginning in June 1999 and bringing the federal funds target rate to 6.50% by May 2000 -- finally caused economic growth to moderate after a sustained period of exceptionally strong gains. Higher energy prices, cooling stock and real estate markets, and downward trends in corporate earnings and consumer confidence combined to slow demand through the end of the year. Consequently, economic growth waned to a more sustainable pace as gross domestic product (GDP) fell to a 2.2% annualized rate during third quarter 2000. Without a booming economic engine, unemployment began to edge up late in the reporting period after hovering near a 30-year low of 3.9% throughout much of the year.(1) By December, Fed policy makers abruptly altered


[PYRAMID GRAPHIC]


1. Source: Bureau of Labor Statistics.

their aggressive stance, signaling for the first time in two years that recession, rather than inflation, posed the greatest risk to the decade-long U.S. economic expansion.

As the Fed subsequently refrained from any interest-rate moves, and cautious investors turned to fixed-income securities in response to stock market turmoil, bond prices rose and yields fell slightly during the six months under review.

We continue to invest the funds' assets exclusively in the highest quality money market securities. Consistent with the funds' objectives of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the funds' cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Going forward, we believe the Fed, having achieved its desired goal of moderating the previously red-hot U.S. economy, may cut the federal funds target rate in 2001 to combat the possibility of further GDP deterioration or, worse, the specter of recession. We will continue to monitor political and economic events closely and make adjustments to your portfolio as necessary.

Please remember, this discussion reflects our views and opinions, as well as the portfolio holdings, as of December 31, 2000, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the funds' portfolio compositions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust


Note: Following the writing of this shareholder letter, on January 3, 2001, the Fed reduced the federal funds target rate by 50 basis points to 6.00%.

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/00

[PIE CHART]

Commercial
Paper 48.8%

Certificates of
Deposit 42.4%

Bank Notes 4.1%

Repurchase
Agreements
3.8%

Other Assets
0.9%


Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-  U.S. government and federal agency obligations(2)
-  Certificates of deposit
-  Bank notes
-  High grade commercial paper
-  High grade short-term corporate obligations
-  Repurchase agreements collateralized by U.S. government securities(2)

The Portfolio's composition as a percentage of total investments on December 31, 2000, is shown to the left.



2. U.S. government securities owned or held under repurchase agreements by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 9 of this report.

PERFORMANCE SUMMARY


Reflecting the relatively stable interest rate environment, the Fund's seven-day effective yield began the reporting period at 6.52% on June 30, 2000, and ended at 6.49% on December 31, 2000. The average weighted maturity as of June 30, 2000 was 59 days, compared to 74 days as of December 31, 2000.


FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index(3)
Period Ended December 31, 2000

[BAR GRAPH]

                                         Franklin's ITF                 Lipper Institutional
                                          Money Market                       Money Market
                                            Portfolio                        Funds Index
                                         ---------------                --------------------
One-Year                                       6.17%                           6.19%

Three-Year                                    17.53%                          17.52%

Five-Year                                     30.65%                          30.68%

Ten-Year                                      63.56%                          63.52%





Franklin's
IFT Money Market Portfolio
Period Ended December 31, 2000
----------------------------------

Seven-day current yield(4)              6.29%

Seven-day effective yield(4)            6.49%

Average Weighted Maturity               74 days


3. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2000, there were 209 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

4. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 6.26% and 6.46%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.



Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO


U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/00

[PIE CHART]

Repurchase
Agreements
73.4%

U.S. Treasury
Notes 26.2%

Other Assets
0.4%

The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(5) The Portfolio's composition as of December 31, 2000, is shown to the left.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(6)


5. U.S. government securities owned by the Portfolio or held under repurchase agreements, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

6. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

PERFORMANCE SUMMARY


Reflecting the relatively stable interest-rate environment, the Fund's seven-day effective yield began the reporting period at 6.29% on June 30, 2000, and ended at 6.12% as of December 31, 2000. The average weighted maturity was 30 days as of June 30, 2000, compared to 28 days as of December 31, 2000.


[GRAPHIC]

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Governmental Market Funds Index(7)
Period Ended December 31, 2000

                                                           Lipper Institutional
              Franklin U.S. Government Securities         U.S. Government Market
                    Money Market Portfolio                      Funds Index
One-Year                    5.96%                                 5.92%

Three-Year                 16.85%                                16.79%

Five-Year                  29.66%                                29.57%

Ten-Year                   61.21%                                61.11%


Franklin U.S. Government
Securities Money Market
Portfolio
Period Ended December 31, 2000
---------------------------------------

Seven-day current yield(8)              5.94%

Seven-day effective yield(8)            6.12%

Average Weighted Maturity               28 days


7. Source for Lipper Institutional U.S. Government Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2000, there were 120 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

8. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.87% and 6.05%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


Money Market Portfolio

                                                   Six Months Ended                           Year Ended June 30,
                                                  December 31, 2000      -------------------------------------------------------
                                                     (unaudited)         2000         1999           1998       1997        1996
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period ........        $   1.00       $     1.00    $     1.00     $   1.00    $   1.00     $  1.00
                                                  --------------------------------------------------------------------------------
Income from investment operations -
 net investment income ......................            .032             .054          .049         .054        .053         .055
Less distributions from net investment
  income ....................................           (.032)           (.054)        (.049)       (.054)      (.053)       (.055)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ..............        $   1.00       $     1.00    $     1.00     $   1.00    $   1.00      $  1.00
                                                  ================================================================================
Total return(a) .............................            3.20%            5.54%         5.02%        5.58%       5.42%        5.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........        $938,199       $1,010,170    $1,289,010     $175,881    $185,088     $341,295
Ratios to average net assets:
 Expenses(c) ................................             .35%(b)          .35%          .31%         .20%       .20%          .19%
 Expenses excluding waiver and payments
    by affiliate(c) .........................             .38%(b)          .40%          .33%         .24%       .24%          .24%
 Net investment income ......................            6.38%(b)         5.48%         4.82%        5.44%      5.27%         5.45%



(a)Total return is not annualized for periods less than one year.
(b)Annualized
(c)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements.
8

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 2000 (unaudited)


Money Market Portfolio                                               SHARES              VALUE
---------------------------------------------------------------------------------------------------
Mutual Funds 100.0%
The Money Market Portfolio (Note 1) (Cost $938,737,508) ....       938,737,508       $938,737,508
Other Assets, less Liabilities .............................                             (538,764)
                                                                                     -------------
Net Assets 100.0% ..........................................                         $938,198,744
                                                                                     ============



                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


Franklin U.S. Government Securities Money Market Portfolio

                                              Six Months Ended                             Year Ended June 30,
                                             December 31, 2000   -------------------------------------------------------------
                                               (unaudited)       2000           1999          1998          1997          1996
                                             --------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout
  the period)
Net asset value, beginning of period ....      $  1.00          $  1.00       $   1.00      $   1.00      $   1.00      $   1.00
                                              -------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ..................         .031             .051           .047          .054          .052          .054
Less distributions from net investment
  income ................................        (.031)           (.051)         (.047)        (.054)        (.052)        (.054)
                                              -------------------------------------------------------------------------------------
Net asset value, end of period ..........        $1.00            $1.00          $1.00         $1.00         $1.00         $1.00
                                              -------------------------------------------------------------------------------------
Total return(a) .........................         3.10%            5.27%          4.82%         5.51%         5.29%         5.50%

Ratios/supplemental data
Net assets, end of period (000's) .......      $52,464          $56,436       $111,566      $131,151      $136,705      $152,173
Ratios to average net assets:
 Expenses(c) ............................          .35%(b)          .35%           .30%          .20%          .20%          .19%
 Expenses excluding waiver and payments
  by affiliate(c) .......................          .43%(b)          .43%           .34%          .26%          .26%          .26%
 Net investment income ..................         6.14%(b)         5.08%          4.69%         5.34%         5.14%         5.44%


(a)Total return is not annualized for periods less than one year.
(b)Annualized
(c)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.
10

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 2000 (unaudited)

Franklin U.S. Government Securities Money Market Portfolio                                   SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
Mutual Funds 103.2%
The U.S. Government Securities Money Market Portfolio (Note 1) (Cost $54,157,670) ...       54,157,670        $54,157,670
Other Assets, less Liabilities (3.2%) ...............................................                          (1,693,609)
                                                                                                              ------------
Net Assets 100.0% ...................................................................                         $52,464,061
                                                                                                              ------------




                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

Statements of Assets and Liabilities
December 31, 2000 (unaudited)


                                                                                     Franklin U.S.
                                                                                      Government
                                                                Money Market        Securities Money
                                                                  Portfolio          Market Portfolio
                                                              ---------------------------------------
Assets:
 Investments in securities, at value and cost...                $938,737,508            $54,157,670
                                                              ---------------------------------------
Total assets ...................................                 938,737,508             54,157,670
                                                              ---------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ......................                          --              1,651,721
  Affiliates ...................................                     222,571                  6,708
  Registration and filing fees .................                      44,817                     42
 Distributions to shareholders .................                     247,364                 30,994
 Other liabilities .............................                      24,012                  4,144
                                                              ---------------------------------------
      Total liabilities ........................                     538,764              1,693,609
                                                              ---------------------------------------
 Net assets, at value ..........................                $938,198,744            $52,464,061
                                                              =======================================
 Shares outstanding ............................                 938,198,744             52,464,061
                                                              =======================================
 Net asset value per share .....................                $       1.00            $      1.00
                                                              =======================================




                       See notes to financial statements.
12

INSTITUTIONAL FIDUCIARY TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

                                                                                   FRANKLIN U.S.
                                                                                    GOVERNMENT
                                                              MONEY MARKET       SECURITIES MONEY
                                                                PORTFOLIO        MARKET PORTFOLIO
                                                         ----------------------------------------
Investment income:
 Dividends .........................................         $ 40,966,781          $ 1,845,102
                                                         ----------------------------------------
Expenses:
 Administrative fees (Note 3) ......................            1,256,746               58,676
 Transfer agent fees (Note 3) ......................                7,817                6,002
 Reports to shareholders ...........................                3,470                1,907
 Registration and filing fees ......................               57,378                7,189
 Professional fees (Note 3) ........................               11,314                3,606
 Trustees' fees and expenses .......................               14,586                1,101
 Other .............................................               18,517                  476
                                                         ----------------------------------------
     Total expenses ................................            1,369,828               78,957
     Expenses waived/paid by affiliate (Note 3) ....             (115,568)             (20,296)
                                                         ----------------------------------------
          Net expenses .............................            1,254,260               58,661
                                                         ----------------------------------------
               Net investment income ...............           39,712,521            1,786,441
                                                         ----------------------------------------
Net increase in net assets resulting from operations         $ 39,712,521          $ 1,786,441
                                                         ========================================



                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2000

                                                                                     FRANKLIN U.S. GOVERNMENT SECURITIES
                                                      MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                               --------------------------------------------------------------------------
                                                 SIX MONTHS              YEAR           SIX MONTHS            YEAR
                                                    ENDED                ENDED             ENDED              ENDED
                                               DECEMBER 31, 2000     JUNE 30, 2000    DECEMBER 31, 2000    JUNE 30, 2000
                                               --------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............         $   39,712,521      $   38,350,362      $ 1,786,441        $  3,955,333
 Distributions to shareholders from
  net investment income ...............            (39,712,521)        (38,350,362)      (1,786,441)         (3,955,333)
 Capital share transactions (Note 2) ..            (71,971,054)       (278,840,190)      (3,971,743)        (55,130,228)
                                               --------------------------------------------------------------------------
     Net decrease in net assets .......            (71,971,054)       (278,840,190)      (3,971,743)        (55,130,228)
Net assets (there is no undistributed
  net investment  income at beginning
  or end of period):
  Beginning of period .................          1,010,169,798       1,289,009,988       56,435,804         111,566,032
                                               --------------------------------------------------------------------------
  End of period .......................         $  938,198,744      $1,010,169,798      $52,464,061        $ 56,435,804
                                               ==========================================================================



                       See notes to financial statements.
14

INSTITUTIONAL FIDUCIARY TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At December 31, 2000, the Money Market Fund owns 25.98% of The Money Market Portfolio and the U.S. Government Fund owns 28.45% of The U.S. Government Securities Money Market Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


2.  SHARES OF BENEFICIAL INTEREST

At December 31, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                                              FRANKLIN
                                                                                          U.S. GOVERNMENT
                                                                                             SECURITIES
                                                                      MONEY MARKET          MONEY MARKET
                                                                       PORTFOLIO             PORTFOLIO
                                                                    -------------------------------------
Six months ended December 31, 2000
 Shares sold ....................................................   $ 4,854,283,305        $ 153,517,502
 Shares issued in reinvestment of distributions .................        38,466,802            1,607,260
 Shares redeemed ................................................    (4,964,721,161)        (159,096,505)
                                                                    -------------------------------------
 Net decrease ...................................................   $   (71,971,054)       $  (3,971,743)
                                                                    =====================================
Year ended June 30, 2000
 Shares sold ....................................................   $ 7,525,215,799        $ 195,363,342
 Shares issued in reinvestment of distributions .................        35,652,431            3,365,740
 Shares redeemed ................................................    (7,839,708,420)        (253,859,310)
                                                                    -------------------------------------
 Net decrease ...................................................   $  (278,840,190)       $ (55,130,228)
                                                                    =====================================


3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers, or its affiliates. At December 31, 2000, investment companies managed by Advisers or its affiliates owned 810,103,558 shares of the Money Market Fund.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $13,819, of which $1,811 was paid to Investor Services.

Included in professional fees are legal fees of $1,550 that were paid to a law firm in which a partner of that firm was an officer of the Funds.

THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                     SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 2000  -----------------------------------------------------------
                                                        (UNAUDITED)        2000        1999        1998        1997        1996
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............            $1.00           $1.00      $1.00       $1.00       $1.00       $1.00
                                                     ------------------------------------------------------------------------------
Income from investment operations -
 net investment income ..........................             .033            .056        .051        .055        .053        .055
Less distributions from net investment income ...            (.033)          (.056)      (.051)      (.055)      (.053)      (.055)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................            $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ------------------------------------------------------------------------------

Total return(a)                                              3.34%           5.75%       5.18%       5.64%       5.47%       5.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............       $3,613,886      $4,144,043  $3,672,404  $2,043,629  $1,773,546  $1,550,085
Ratios to average net assets:
 Expenses .......................................             .15%(b)         .15%        .15%        .15%        .15%        .15%
 Expenses excluding waiver and payments by
  affiliate .....................................             .16%(b)         .16%        .15%        .16%        .16%        .16%
 Net investment income ..........................            6.56%(b)        5.65%       5.04%       5.50%       5.34%       5.50%

(a) Total return is not annualized for periods less than one year.

(b) Annualized



                       See notes to financial statements.                     17

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)


                                                                                                       PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 4.1%
   Bank of America NT & SA, 6.46% - 6.81%, 1/30/01 - 5/31/01 ......................................  $ 150,000,000   $  150,000,000
                                                                                                                     --------------
   TOTAL BANK NOTES (COST $150,000,000) ...........................................................                     150,000,000
                                                                                                                     --------------

   CERTIFICATES OF DEPOSIT 42.4%
   ABN AMRO Bank NV, Chicago Branch, 6.36%, 12/06/01 ..............................................    100,000,000      100,004,423
   Australia & New Zealand Banking Group Ltd., New York Branch, 6.65% - 6.66%, 1/17/01 - 1/18/01 ..     50,000,000       50,000,112
   Banque Nationale De Paris, New York Branch, 6.62%, 2/14/01 - 2/16/01 ...........................     75,000,000       75,000,000
   Bayerische Landesbank Girozen, New York Branch, 6.46% - 6.70%,  1/24/01 - 3/14/01 ..............    100,000,000      100,001,288
   Commerzbank AG, New York Branch,  6.245% - 6.46%, 3/08/01 - 6/21/01 ............................    150,000,000      150,006,513
   Credit Agricole, New York Branch, 6.47% - 7.10%, 3/09/01 - 7/20/01 .............................    143,000,000      142,997,470
   Credit Communal De Belgique, New York Branch, 7.075%, 5/03/01 ..................................     35,000,000       35,001,660
   Den Danske Bank, New York Branch, 6.48%, 3/07/01 ...............................................     25,000,000       25,000,222
   Deutsche Bank AG, New York Branch, 6.61% - 6.655%, 1/29/01 - 3/02/01 ...........................    100,000,000       99,989,716
   Dexia Bank, New York Branch, 6.81% - 7.105%, 1/10/01 - 7/20/01 .................................    100,000,000       99,996,568
   Dresdner Bank AG, New York Branch, 6.68% - 6.78%, 1/05/01 - 2/06/01 ............................     75,000,000       75,000,270
   Lloyds Bank Plc, New York Branch, 6.64%, 4/12/01 ...............................................     25,000,000       25,000,679
   Rabobank Nederland NV, New York Branch, 6.94%, 8/01/01 .........................................     25,000,000       24,998,625
   Royal Bank of Canada, New York Branch, 6.48% - 6.685%, 1/12/01 - 10/09/01 ......................     95,000,000       95,003,770
   Societe Generale North America, New York Branch, 6.43%, 3/01/01 ................................     50,000,000       50,000,000
   Toronto Dominion Bank, New York Branch, 6.505% - 7.16%, 1/31/01 - 6/08/01 ......................    160,000,000      160,002,579
   UBS AG, Connecticut Branch, 6.20% - 7.08%, 6/22/01 - 12/11/01 ..................................     75,000,000       74,986,555
   Westpac Banking Corp., New York Branch, 6.60% - 6.62%, 2/26/01 - 4/27/01 .......................    150,000,000      150,003,103
                                                                                                                     --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,532,993,553) ............................................                   1,532,993,553
                                                                                                                     --------------

(a)COMMERCIAL PAPER 48.8%
   Abbey National North America Corp., 6.50% - 6.53%, 1/08/01 - 2/02/01 ...........................    150,100,000      149,620,787
   ABN AMRO North American Finance Inc., 6.57%, 2/05/01 ...........................................     25,000,000       24,840,312
   American Express Credit Corp., 6.44%, 3/05/01 ..................................................     25,000,000       24,718,250
   Asset Securitization Cooperative Corp., 144A, 6.52% - 6.55%, 1/18/01 - 2/16/01 .................    150,000,000      149,021,271
   Associates Corp. of North America, 6.53% - 6.625%, 1/11/01 - 2/01/01 ...........................    125,000,000      124,763,757
   Bank of Nova Scotia, 6.49% - 6.515%, 1/22/01 - 2/13/01 .........................................     75,000,000       74,517,392
   Canadian Imperial Holdings Inc., 6.51% - 6.552%, 1/04/01 - 1/31/01 .............................     75,000,000       74,755,729
   Ciesco LP, 6.29% - 6.55%, 1/02/01 - 2/21/01 ....................................................    100,000,000       99,545,361
   Commonwealth Bank of Australia, 6.51%, 2/01/01 .................................................     25,000,000       24,859,854
   Delaware Funding Corp., 144A, 6.43% - 6.53%, 1/23/01 - 2/20/01 .................................     85,000,000       84,593,264
   Den Danske Corp., 6.35% - 6.53%, 2/06/01 - 3/12/01 .............................................     50,000,000       49,528,069
   Deutsche Bank Financial Inc., 6.35%, 3/05/01 ...................................................     25,000,000       24,722,187
   Gannett Co. Inc., 144A, 6.42% - 6.50%, 1/25/01 - 2/09/01 .......................................     85,000,000       84,446,208
   General Electric Capital Corp., 6.32% - 6.58%, 1/29/01 - 7/06/01 ...............................    150,000,000      148,146,806
   Halifax Plc, 6.52%, 1/04/01 - 1/09/01 ..........................................................    100,000,000       99,900,389
   Lloyds Bank Plc., 6.35%, 4/30/01 ...............................................................     25,000,000       24,475,243
   Merrill Lynch & Co. Inc., 6.50% - 6.55%, 1/22/01 - 2/12/01 .....................................    125,000,000      124,253,354
   Morgan Stanley Dean Witter & Co., 6.20% - 6.35%, 3/15/01 - 3/23/01 .............................    150,000,000      147,995,903
   Salomon Smith Barney Holdings Inc., 6.52%, 2/09/01 .............................................     25,000,000       24,823,417
   SBC Communications Inc., 144A, 6.53%, 1/03/01 ..................................................      3,818,000        3,816,615
   Svenska Handelsbanken Inc., 6.52% - 6.60%, 1/03/01 - 1/26/01 ...................................    100,000,000       99,755,278

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)(CONT.)


                                                                                                       PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Toyota Motor Credit Corp., 144A, 6.20%, 3/09/01 ................................................  $ 25,000,000    $   24,711,528
   UBS Finance Delaware, LLC, 6.46%, 3/12/01 - 3/14/01 ............................................    75,000,000        74,044,460
                                                                                                                     --------------
   TOTAL COMMERCIAL PAPER (COST $1,761,855,434) ...................................................                   1,761,855,434
                                                                                                                     --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,444,848,987) ...........................                   3,444,848,987
                                                                                                                     --------------

(b)REPURCHASE AGREEMENTS 3.8%
   Morgan Stanley & Co., 5.90%, 1/02/01 (Maturity Value $ 68,069,594) .............................    68,025,000        68,025,000
    Collateralized by U.S. Treasury Notes .........................................................
   J.P. Morgan Securities Inc., 5.95%, 1/02/01 (Maturity Value $ 68,069,972) ......................    68,025,000        68,025,000
    Collateralized by U.S. Treasury Notes .........................................................
                                                                                                                     --------------
   TOTAL REPURCHASE AGREEMENTS (COST $136,050,000) ................................................                     136,050,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $3,580,898,987) 99.1% ..................................................                   3,580,898,987
   OTHER ASSETS, LESS LIABILITIES .9% .............................................................                      32,986,742
                                                                                                                     --------------
   NET ASSETS 100.0% ..............................................................................                  $3,613,885,729
                                                                                                                     ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.                     19

THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                          SIX MONTHS ENDED                     YEAR ENDED JUNE 30,
                                                          DECEMBER 31, 2000   -----------------------------------------------------
                                                             (UNAUDITED)        2000       1999       1998       1997       1996
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................          $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
                                                          -------------------------------------------------------------------------
Income from investment operations -
 net investment income ................................            032            .054       .049       .054       .052       .054
Less distributions from net investment income .........          (.032)          (.054)     (.049)     (.054)     (.052)     (.054)
                                                          -------------------------------------------------------------------------
Net asset value, end of period ........................          $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
                                                          -------------------------------------------------------------------------

Total return(a) .......................................          3.21%           5.48%      4.97%      5.53%      5.34%      5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................       $190,379        $221,993   $258,458   $263,226   $285,629   $285,701
Ratios to average net assets:
 Expenses .............................................           .15%(b)         .15%       .15%       .15%       .15%       .15%
 Expenses excluding waiver and payments by affiliate ..           .16%(b)         .16%       .15%       .16%       .16%       .17%
 Net investment income ................................          6.35%(b)        5.36%      4.84%      5.40%      5.20%      5.45%

(a) Total return is not annualized for periods less than one year.

(b) Annualized


20                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)


                                                                                                      PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 26.2%
   U.S. Treasury Notes, 5.25%, 1/31/01 ...........................................................   $  5,000,000     $   4,995,047
   U.S. Treasury Notes, 5.375%, 2/15/01 ..........................................................     15,000,000        14,981,518
   U.S. Treasury Notes, 7.75%, 2/15/01 ...........................................................      5,000,000         5,007,851
   U.S. Treasury Notes, 6.25%, 4/30/01 ...........................................................      5,000,000         4,989,991
   U.S. Treasury Notes, 5.25%, 5/31/01 ...........................................................      5,000,000         4,976,702
   U.S. Treasury Notes, 6.50%, 5/31/01 ...........................................................     15,000,000        15,008,379
                                                                                                                      -------------
   TOTAL GOVERNMENT SECURITIES (COST $49,959,488) ................................................                       49,959,488
                                                                                                                      -------------

(b)REPURCHASE AGREEMENTS 73.4%
   Barclays Capital Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) .............................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Bonds
   Bear, Stearns & Co. Inc., 5.80%, 1/02/01 (Maturity Value $8,755,639) ..........................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 5.75%, 1/02/01 (Maturity Value $8,755,590) ......      8,750,000         8,750,000
    Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 5.95%, 1/02/01 (Maturity Value $8,755,785) ..............................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Bonds
   Greenwich Capital Markets Inc., 5.95%, 1/02/01 (Maturity Value $8,755,785) ....................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 5.85%, 1/02/01 (Maturity Value $30,469,793) ......................     30,450,000        30,450,000
    Collateralized by U.S. Treasury Notes
   Merrill Lynch Government Securities Inc., 5.75%, 1/02/01 (Maturity Value $8,755,590) ..........      8,750,000         8,750,000
    Collateralized by U.S. Treasury Bonds
   Morgan Stanley & Co. Inc., 5.90%, 1/02/01 (Maturity Value $30,469,962) ........................     30,450,000        30,450,000
    Collateralized by U.S. Treasury Notes
   Nesbitt Burns Securities, Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ....................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 6.00%, 1/02/01 (Maturity Value $8,755,833) .........................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 5.95%, 1/02/01 (Maturity Value $8,755,785) ...................................      8,750,000         8,750,000
    Collateralized by U.S. Treasury Notes
                                                                                                                      -------------
   TOTAL REPURCHASE AGREEMENTS (COST $139,650,000) ...............................................                      139,650,000
                                                                                                                      -------------
   TOTAL INVESTMENTS (COST $189,609,488) 99.6% ...................................................                      189,609,488
   OTHER ASSETS, LESS LIABILITIES .4% ............................................................                          769,457
                                                                                                                      -------------
   NET ASSETS 100.0% .............................................................................                    $ 190,378,945
                                                                                                                      =============

(b) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.                    21

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)


                                                                                                      THE U.S.
                                                                                                     GOVERNMENT
                                                                                    THE              SECURITIES
                                                                                MONEY MARKET        MONEY MARKET
                                                                                 PORTFOLIO           PORTFOLIO
                                                                             ------------------------------------
Assets:
 Investments in securities, at value and cost ............................   $ 3,444,848,987        $  49,959,488
 Repurchase agreements, at value and cost ................................       136,050,000          139,650,000
 Cash ....................................................................             1,527                6,734
 Interest receivable .....................................................        33,482,715              791,635
                                                                             ------------------------------------
      Total assets .......................................................     3,614,383,229          190,407,857
                                                                             ------------------------------------

Liabilities:
 Payables:
  Affiliates .............................................................           438,008               22,781
  Professional fees ......................................................            36,615                4,934
 Other liabilities .......................................................            22,877                1,197
                                                                             ------------------------------------
      Total liabilities ..................................................           497,500               28,912
                                                                             ------------------------------------
Net assets, at value .....................................................   $ 3,613,885,729        $ 190,378,945
                                                                             ====================================
Shares outstanding .......................................................     3,613,885,729          190,378,945
                                                                             ====================================
Net asset value per share ................................................             $1.00                $1.00
                                                                             ====================================


22                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

                                                                                                      THE U.S.
                                                                                                     GOVERNMENT
                                                                                   THE               SECURITIES
                                                                               MONEY MARKET         MONEY MARKET
                                                                                PORTFOLIO            PORTFOLIO
                                                                             ------------------------------------
Investment income:
 Interest ................................................................   $ 138,316,626          $ 6,680,150
                                                                             ------------------------------------
Expenses:
 Management fees (Note 3) ................................................       3,167,717              156,647
 Transfer agent fees (Note 3) ............................................          11,702                  830
 Custodian fees ..........................................................          18,318                1,040
 Reports to shareholders .................................................           7,911                  126
 Professional fees (Notes 3) .............................................          48,827                6,474
 Trustees' fees and expenses .............................................           3,665                  188
 Other ...................................................................          29,305                1,335
                                                                             ------------------------------------
      Total expenses .....................................................       3,287,445              166,640
      Expenses waived/paid by affiliate (Note 3) .........................        (167,817)             (11,124)
                                                                             ------------------------------------
       Net expenses ......................................................       3,119,628              155,516
                                                                             ------------------------------------
        Net investment income ............................................     135,196,998            6,524,634
                                                                             ------------------------------------
Net realized loss from investments .......................................          (5,085)                  --
                                                                             ====================================
Net increase in net assets resulting from operations .....................   $ 135,191,913          $ 6,524,634
                                                                             ====================================


                       See notes to financial statements.                    23

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2000

                                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                          SIX MONTHS             YEAR               SIX MONTHS           YEAR
                                                             ENDED               ENDED                ENDED              ENDED
                                                       DECEMBER 31, 2000      JUNE 30, 2000       DECEMBER 31, 2000   JUNE 30, 2000
                                                       ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................   $  135,196,998        $  200,859,294         $  6,524,634      $ 13,297,924
  Net realized loss from investments ...............           (5,085)               (9,285)                  --                --
                                                       ----------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations .............................      135,191,913           200,850,009            6,524,634        13,297,924
 Distributions to shareholders from net
  investment income ................................     (135,191,913)(a)      (200,850,009)(b)       (6,524,634)      (13,297,924)
 Capital share transactions (Note 2) ...............     (500,157,311)          441,639,255          (31,614,000)      (36,465,436)
                                                       ----------------------------------------------------------------------------
      Net increase (decrease) in net assets ........     (500,157,311)          441,639,255          (31,614,000)      (36,465,436)
Net assets (there is no undistributed net
 investment income at beginning or end of period):
  Beginning of period ..............................    4,114,043,040         3,672,403,785          221,992,945       258,458,381
                                                       ----------------------------------------------------------------------------
  End of period ....................................   $3,613,885,729        $4,114,043,040         $190,378,945      $221,992,945
                                                       ============================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.


24                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on December 29, 2000.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                         THE
                                                                                 THE               U.S. GOVERNMENT
                                                                             MONEY MARKET          SECURITIES MONEY
                                                                               PORTFOLIO           MARKET PORTFOLIO
                                                                           ----------------------------------------
Six months ended December 31, 2000
 Shares sold ...........................................................   $  18,559,277,216       $   452,752,603
 Shares issued in reinvestment of distributions ........................         135,765,117             6,524,469
 Shares redeemed .......................................................     (19,195,199,644)         (490,891,072)
                                                                           ----------------------------------------
 Net decrease ..........................................................   $    (500,157,311)      $   (31,614,000)
                                                                           ========================================

Year ended June 30, 2000
 Shares sold ...........................................................   $  38,813,462,724       $ 1,220,241,486
 Shares issued in reinvestment of distributions ........................         200,275,366            13,291,931
 Shares redeemed .......................................................     (38,572,098,835)       (1,269,998,853)
                                                                           ----------------------------------------
 Net increase (decrease) ...............................................   $     441,639,255       $   (36,465,436)
                                                                           =======================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

Included in professional fees are legal fees of $9,494 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At December 31, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                            PERCENTAGE OF
                                                                                       SHARES             OUTSTANDING SHARES
                                                                                   -----------------------------------------
Franklin Money Fund ............................................................   2,488,699,805               68.86%
Institutional Fiduciary Trust - Money Market Portfolio .........................     938,737,508               25.98%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ....................     120,615,245                3.34%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ............      65,833,171                1.82%

THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                    SHARES       OUTSTANDING SHARES
                                                                                                  ---------------------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities Money Market Portfolio .....    54,157,670          28.45%
Franklin Federal Money Fund ...................................................................   136,221,275          71.55%


4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

                       This page intentionally left blank.



SHAREHOLDER LETTER

Your Fund's Goal: The Franklin Cash Reserves Fund seeks a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.(1)

Dear Shareholder:

We are pleased to bring you the semiannual report for the Franklin Cash Reserves Fund for the period ended December 31, 2000.

Decelerating economic growth and relatively stable short-term interest rates characterized the six months under review. The Federal Reserve Board's (the Fed's) series of six interest rate hikes -- beginning in June 1999 and bringing the federal funds target rate to 6.50% by May 2000 -- finally caused economic growth to moderate after a sustained period of exceptionally strong gains. Higher energy prices, cooling stock and real estate markets, and downward trends in corporate earnings and consumer confidence combined to slow demand through the end of the year. Consequently,

CONTENTS

Shareholder Letter ..........    1

Franklin
Cash Reserves Fund ..........    4

Financial Highlights &
Statement of Investments .....   6

Financial Statements .........   8

Notes to
Financial Statements .........  11



                                  FUND CATEGORY

                                [PYRAMID GRAPHIC]




(1) An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

economic growth waned to a more sustainable pace as gross domestic product (GDP) fell to a 2.2% annualized rate during third quarter 2000. Without a booming economic engine, unemployment began to edge up late in the reporting period after hovering near a 30-year low of 3.9% throughout much of the year.(2) By December, Fed policy makers abruptly altered their aggressive stance, signaling for the first time in two years that recession, rather than inflation, posed the greatest risk to the decade-long U.S. economic expansion.

As the Fed subsequently refrained from any interest-rate moves, and cautious investors turned to fixed-income securities in response to stock market turmoil, bond prices rose and yields fell slightly during the six months under review.

We continue to invest the Portfolio's assets exclusively in the highest-quality money market securities. For example, on December 31, 2000, more than 75% of the securities purchased for the portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's(R), two independent credit rating agencies, with the balance rated A.(3) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Going forward, we believe the Fed, having achieved its desired goal of moderating the previously red-hot U.S. economy, may cut the federal funds target rate in 2001 to combat the possibility of further GDP deterioration or, worse, the specter of recession. We will continue to monitor political and economic events closely and make adjustments to your portfolio as necessary.

(2) Source: Bureau of Labor Statistics.

(3) This does not indicate a rating of the fund.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of December 31, 2000, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ C B JOHNSON

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust

Note: Following the writing of this shareholder letter, on January 3, 2001, the Fed reduced the federal funds target rate by 50 basis points to 6.00%

THE MONEY MARKET PORTFOLIO
Portfolio Composition 12/31/01



[PIE GRAPH]    Commercial Paper 48.8%

               Certificates of Deposit 42.4%

               Bank Notes 4.1%

               Repurchase Agreements 3.8%

               Other Assets 0.9%


FRANKLIN CASH RESERVES FUND



The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-    U.S. government and federal agency obligations(4)

-    Certificates of deposit

-    Bank notes

-    High grade commercial paper

-    High grade short-term corporate obligations

-    Repurchase agreements collateralized by U.S. government securities(4)

The Portfolio's composition as a percentage of total investments on December 31, 2000, is shown to the left.


(4) U.S. government securities owned by the Portfolio or held under repurchase agreements, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.

PERFORMANCE SUMMARY

Reflecting the relatively stable interest-rate environment, the Fund's seven-day effective yield began the reporting period at 5.99% on June 30, 2000, and ended at 5.83% on December 31, 2000. The average weighted maturity as of June 30, 2000 was 59 days, compared to 74 days as of December 31, 2000.

FRANKLIN CASH RESERVES FUND

Total Returns vs. Lipper Institutional Money Market Funds Index(5) Periods Ended December 31, 2000

                                One-Year       Three-Year       Five-Year
Franklin Cash Reserves Fund       5.66%            15.93%           28.20%

Lipper Institutional Money
  Market Funds Index              6.19%            17.52%           30.68%


FRANKLIN CASH
RESERVES FUND
Period Ended December 31, 2000
----------------------------------------------
Seven-day current yield(6)               5.73%

Seven-day effective yield(6)             5.83%

Average Weighted Maturity              74 days


(5) Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2000, there were 209 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

(6) The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Past performance does not guarantee future results.                            5

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Highlights

                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2000                       YEAR ENDED JUNE 30,
                                                        (UNAUDITED)          2000        1999        1998        1997      1996
                                                         --------          --------    --------    --------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............        $   1.00          $   1.00    $   1.00    $   1.00    $  1.00    $  1.00
                                                         --------          --------    --------    --------    -------    -------

Income from investment operations -
  net investment income .........................            .029              .049        .044        .051       .050       .052

Less distributions from net investment income ...           (.029)            (.049)      (.044)      (.051)     (.050)     (.052)
                                                         --------          --------    --------    --------    -------    -------

Net asset value, end of period ..................        $   1.00          $   1.00    $   1.00    $   1.00    $  1.00    $  1.00
                                                         ========          ========    ========    ========    =======    =======

Total return(a) .................................            2.93%             5.07%       4.49%       5.28%      5.11%      5.35%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............        $126,150          $117,081    $135,390    $119,585    $76,510    $30,381

Ratios to average net assets:

  Expenses(b) ...................................             .89%(c)           .81%        .82%        .50%       .50%       .49%

  Expenses excluding waiver and payment by
  affiliate(b) ..................................             .90%(c)           .82%        .82%        .77%       .69%       .73%


  Net investment income .........................            5.84%(c)          4.91%       4.38%       5.14%      5.00%      5.10%

(a) Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c) Annualized

6                    See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)

                                                                     SHARES                  VALUE
                                                                   -----------            ------------
MUTUAL FUNDS 95.6%

The Money Market Portfolio (Note 1)(COST $120,615,245)......       120,615,245            $120,615,245
OTHER ASSETS, LESS LIABILITIES 4.4% ........................                                 5,534,832
                                                                                          ------------
NET ASSETS 100.0% ..........................................                              $126,150,077
                                                                                          ============

See notes to financial statements.                                             7

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)

Assets:
  Investments in securities, at value and cost ................................     $120,615,245
  Receivables from capital shares sold ........................................        8,445,425
                                                                                    ------------
    Total assets ..............................................................      129,060,670
                                                                                    ------------
Liabilities:
  Payables:
    Capital shares redeemed ...................................................        2,756,817
    Affiliates ................................................................           72,755
    Shareholders ..............................................................           42,697
  Other liabilities ...........................................................           38,324
                                                                                    ------------
    Total liabilities .........................................................        2,910,593
                                                                                    ------------
Net assets, at value ..........................................................     $126,150,077
                                                                                    ============
Shares outstanding ............................................................      126,150,077
                                                                                    ============
Net asset value per share .....................................................     $       1.00
                                                                                    ============

8                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

Investment income:
  Dividends                                                 $3,964,251
                                                            ----------
Expenses:
  Administrative fees (Note 3)                                 149,942

  Distribution fees (Note 3)                                   148,793

  Transfer agent fees (Note 3)                                 128,036

  Reports to shareholders                                        3,578

  Registration and filing fees                                   9,175

  Professional fees (Note 3)                                     4,347

  Trustees' fees and expenses                                    1,895

  Other                                                          3,896
                                                            ----------
    Total expenses                                             449,662
                                                            ----------
    Net investment income                                    3,514,589
                                                            ----------
Net increase in net assets resulting from operations        $3,514,589
                                                            ==========


                       See notes to financial statements.                      9

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements(continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2000

                                                                                          SIX MONTHS                  YEAR
                                                                                             ENDED                    ENDED
                                                                                       DECEMBER 31, 2000          JUNE 30, 2000
                                                                                       -----------------          -------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...........................................................    $      3,514,589         $      6,163,057

Distributions to shareholders from net investment income ..........................          (3,514,589)              (6,163,057)

Capital share transactions (Note 2) ...............................................           9,069,533              (18,309,008)
                                                                                       ----------------         ----------------
    Net increase (decrease) in net assets .........................................           9,069,533              (18,309,008)


Net assets (there is no undistributed net investment income at beginning or end of period):

  Beginning of period .............................................................         117,080,544              135,389,552
                                                                                       ----------------         ----------------
  End of period ...................................................................    $    126,150,077         $    117,080,544
                                                                                       ================         ================


10                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of three separate series (the Funds). The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2000, the Fund owns 3.34% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (unaudited)(continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2000, there were an unlimited number of shares of no par value authorized. Transactions in the Fund's shares were as follows:

                                        SIX MONTHS                 YEAR
                                           ENDED                   ENDED
                                      DECEMBER 31, 2000        JUNE 30, 2000
                                      -----------------        -------------
Shares sold ......................      $  71,213,676         $ 199,299,321


Shares issued in reinvestment
of distributions .................          3,471,959             6,162,552

Shares redeemed ..................        (65,616,102)         (223,770,881)
                                        -------------         -------------
Net increase (decrease) ..........      $   9,069,533         $ (18,309,008)
                                        =============         =============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investors Services, LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets, for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $128,036, of which $79,704 was paid to Investor Services.

Included in professional fees are legal fees of $181 that were paid to a law firm in which a partner of that firm was an officer of the Fund.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                             SIX MONTHS ENDED
                                               DECEMBER 31,                             YEAR ENDED JUNE 30,
                                                  2000        --------------------------------------------------------------------
                                               (UNAUDITED)        2000           1999          1998         1997            1996
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period .....     $      1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
                                               -----------    -----------    -----------   -----------   -----------   -----------
Income from investment operations -
  net investment income ..................            .033           .056           .051          .055          .053          .055

Less distributions from net investment
income ...................................           (.033)         (.056)         (.051)        (.055)        (.053)        (.055)
                                               -----------    -----------    -----------   -----------   -----------   -----------
Net asset value, end of period ...........     $      1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
                                               -----------    -----------    -----------   -----------   -----------   -----------


Total return(a) ..........................            3.34%          5.75%          5.18%         5.64%         5.47%         5.66%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........     $ 3,613,886    $ 4,144,043    $ 3,672,404   $ 2,043,629   $ 1,773,546   $ 1,550,085

Ratios to average net assets:
  Expenses ...............................             .15%(b)        .15%           .15%          .15%          .15%          .15%

  Expenses excluding waiver and payments
    by affiliates ........................             .16%(b)        .16%           .15%          .16%          .16%          .16%

  Net investment income ..................            6.56%(b)       5.65%          5.04%         5.50%         5.34%         5.50%

(a) Total return is not annualized for periods less than one year.

(b) Annualized


                      See notes to financial statements.                      13

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)

                                                                                                PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                       AMOUNT                 VALUE
--------------------------                                                                       ------                 -----
BANK NOTES 4.1%
Bank of America NT & SA, 6.46% - 6.81%, 1/30/01 - 5/31/01 ..............................     $  150,000,000        $  150,000,000
                                                                                                                   --------------
TOTAL BANK NOTES (COST $150,000,000) ...................................................                              150,000,000
                                                                                                                   --------------

CERTIFICATES OF DEPOSIT 42.4%
ABN AMRO Bank NV, Chicago Branch, 6.36%, 12/06/01 ......................................        100,000,000           100,004,423
Australia & New Zealand Banking Group Ltd., New York Branch, 6.65% -
  6.66%, 1/17/01 - 1/18/01 .............................................................         50,000,000            50,000,112
Banque Nationale De Paris, New York Branch, 6.62%, 2/14/01 - 2/16/01 ...................         75,000,000            75,000,000
Bayerische Landesbank Girozen, New York Branch, 6.46% - 6.70%, 1/24/01 - 3/14/01 .......        100,000,000           100,001,288
Commerzbank AG, New York Branch, 6.245% - 6.46%, 3/08/01 - 6/21/01 .....................        150,000,000           150,006,513
Credit Agricole, New York Branch, 6.47% - 7.10%, 3/09/01 - 7/20/01 .....................        143,000,000           142,997,470
Credit Communal De Belgique, New York Branch, 7.075%, 5/03/01 ..........................         35,000,000            35,001,660
Den Danske Bank, New York Branch, 6.48%, 3/07/01 .......................................         25,000,000            25,000,222
Deutsche Bank AG, New York Branch, 6.61% - 6.655%, 1/29/01 - 3/02/01 ...................        100,000,000            99,989,716
Dexia Bank, New York Branch, 6.81% - 7.105%, 1/10/01 - 7/20/01 .........................        100,000,000            99,996,568
Dresdner Bank AG, New York Branch, 6.68% - 6.78%, 1/05/01 - 2/06/01 ....................         75,000,000            75,000,270
Lloyds Bank Plc, New York Branch, 6.64%, 4/12/01 .......................................         25,000,000            25,000,679
Rabobank Nederland NV, New York Branch, 6.94%, 8/01/01 .................................         25,000,000            24,998,625
Royal Bank of Canada, New York Branch, 6.48% - 6.685%, 1/12/01 - 10/09/01 ..............         95,000,000            95,003,770
Societe Generale North America, New York Branch, 6.43%, 3/01/01 ........................         50,000,000            50,000,000
Toronto Dominion Bank, New York Branch, 6.505% - 7.16%, 1/31/01 - 6/08/01 ..............        160,000,000           160,002,579
UBS AG, Connecticut Branch, 6.20% - 7.08%, 6/22/01 - 12/11/01 ..........................         75,000,000            74,986,555
Westpac Banking Corp., New York Branch, 6.60% - 6.62%, 2/26/01 - 4/27/01 ...............        150,000,000           150,003,103
                                                                                                                   --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,532,993,553) ....................................                            1,532,993,553
                                                                                                                   --------------

(a)COMMERCIAL PAPER 48.8%
Abbey National North America Corp., 6.50% - 6.53%, 1/08/01 - 2/02/01 ...................        150,100,000           149,620,787
ABN AMRO North American Finance Inc., 6.57%, 2/05/01 ...................................         25,000,000            24,840,312
American Express Credit Corp., 6.44%, 3/05/01 ..........................................         25,000,000            24,718,250
Asset Securitization Cooperative Corp., 144A, 6.52% - 6.55%, 1/18/01 - 2/16/01 .........        150,000,000           149,021,271
Associates Corp. of North America, 6.53% - 6.625%, 1/11/01 - 2/01/01 ...................        125,000,000           124,763,757
Bank of Nova Scotia, 6.49% - 6.515%, 1/22/01 - 2/13/01 .................................         75,000,000            74,517,392
Canadian Imperial Holdings Inc., 6.51% - 6.552%, 1/04/01 - 1/31/01 .....................         75,000,000            74,755,729
Ciesco LP, 6.29% - 6.55%, 1/02/01 - 2/21/01 ............................................        100,000,000            99,545,361
Commonwealth Bank of Australia, 6.51%, 2/01/01 .........................................         25,000,000            24,859,854
Delaware Funding Corp., 144A, 6.43% - 6.53%, 1/23/01 - 2/20/01 .........................         85,000,000            84,593,264
Den Danske Corp., 6.35% - 6.53%, 2/06/01 - 3/12/01 .....................................         50,000,000            49,528,069
Deutsche Bank Financial Inc., 6.35%, 3/05/01 ...........................................         25,000,000            24,722,187
Gannett Co. Inc., 144A, 6.42% - 6.50%, 1/25/01 - 2/09/01 ...............................         85,000,000            84,446,208
General Electric Capital Corp., 6.32% - 6.58%, 1/29/01 - 7/06/01 .......................        150,000,000           148,146,806
Halifax Plc, 6.52%, 1/04/01 - 1/09/01 ..................................................        100,000,000            99,900,389
Lloyds Bank Plc., 6.35%, 4/30/01 .......................................................         25,000,000            24,475,243
Merrill Lynch & Co. Inc., 6.50% - 6.55%, 1/22/01 - 2/12/01 .............................        125,000,000           124,253,354
Morgan Stanley Dean Witter & Co., 6.20% - 6.35%, 3/15/01 - 3/23/01 .....................        150,000,000           147,995,903
Salomon Smith Barney Holdings Inc., 6.52%, 2/09/01 .....................................         25,000,000            24,823,417
SBC Communications Inc., 144A, 6.53%, 1/03/01 ..........................................          3,818,000             3,816,615
Svenska Handelsbanken Inc., 6.52% - 6.60%, 1/03/01 - 1/26/01 ...........................        100,000,000            99,755,278

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)(CONT.)

                                                                                                PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                       AMOUNT                 VALUE
--------------------------                                                                       ------                 -----
(a)COMMERCIAL PAPER (CONT.)

Toyota Motor Credit Corp., 144A, 6.20%, 3/09/01 ........................................     $   25,000,000        $   24,711,528
UBS Finance Delaware, LLC, 6.46%, 3/12/01 - 3/14/01 ....................................         75,000,000            74,044,460
                                                                                                                   --------------
TOTAL COMMERCIAL PAPER (COST $1,761,855,434) ...........................................                            1,761,855,434
                                                                                                                   --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,444,848,987) ...................                            3,444,848,987
                                                                                                                   --------------

(b)REPURCHASE AGREEMENTS 3.8%
Morgan Stanley & Co., 5.90%, 1/02/01 (Maturity Value $ 68,069,594) .....................         68,025,000            68,025,000

Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 5.95%, 1/02/01 (Maturity Value $ 68,069,972) ..............         68,025,000            68,025,000

Collateralized by U.S. Treasury Notes...................................................
                                                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST $136,050,000) ........................................                              136,050,000
                                                                                                                   --------------
TOTAL INVESTMENTS (COST $3,580,898,987) 99.1% ..........................................                            3,580,898,987

OTHER ASSETS, LESS LIABILITIES .9% .....................................................                               32,986,742
                                                                                                                   --------------
NET ASSETS 100.0% ......................................................................                           $3,613,885,729
                                                                                                                   ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.                     15

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                            SIX MONTHS
                                                               ENDED
                                                            DECEMBER 31,
                                                               2000                         YEAR ENDED JUNE 30,
                                                            (UNAUDITED)      2000       1999       1998        1997       1996
                                                            -----------      ----       ----       ----        ----       ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................      $  1.00      $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                              -------      --------   --------   --------    --------   --------

Income from investment operations -
  net investment income ................................         .032          .054       .049       .054        .052       .054

Less distributions from net investment income ..........        (.032)        (.054)     (.049)     (.054)      (.052)     (.054)
                                                              -------      --------   --------   --------    --------   --------
Net asset value, end of period .........................      $  1.00      $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                              -------      --------   --------   --------    --------   --------

Total return(a) ........................................         3.21%         5.48%      4.97%      5.53%       5.34%      5.55%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................      $190,379     $221,993   $258,458   $263,226    $285,629   $285,701

Ratios to average net assets:
  Expenses .............................................          .15%(b)       .15%       .15%       .15%        .15%       .15%

  Expenses excluding waiver and payments by affiliate ..          .16%(b)       .16%       .15%       .16%        .16%       .17%

  Net investment income ................................         6.35%(b)      5.36%      4.84%      5.40%       5.20%      5.45%

(a) Total return is not annualized for periods less than one year.

(b) Annualized


16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)

                                                                                    PRINCIPAL
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                AMOUNT               VALUE
-----------------------------------------------------                                ------               -----
GOVERNMENT SECURITIES 26.2%

U.S. Treasury Notes, 5.25%, 1/31/01 .........................................     $  5,000,000        $  4,995,047
U.S. Treasury Notes, 5.375%, 2/15/01 ........................................       15,000,000          14,981,518
U.S. Treasury Notes, 7.75%, 2/15/01 .........................................        5,000,000           5,007,851
U.S. Treasury Notes, 6.25%, 4/30/01 .........................................        5,000,000           4,989,991
U.S. Treasury Notes, 5.25%, 5/31/01 .........................................        5,000,000           4,976,702
U.S. Treasury Notes, 6.50%, 5/31/01 .........................................       15,000,000          15,008,379
                                                                                                      ------------
TOTAL GOVERNMENT SECURITIES (COST $49,959,488) ..............................                           49,959,488
                                                                                                      ------------

(b)REPURCHASE AGREEMENTS 73.4%
Barclays Capital Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ...........        8,750,000           8,750,000
    Collateralized by U.S. Treasury Bonds
Bear, Stearns & Co. Inc., 5.80%, 1/02/01 (Maturity Value $8,755,639) ........        8,750,000           8,750,000
    Collateralized by U.S. Treasury Notes
Dresdner Kleinwort Benson, North America LLC, 5.75%, 1/02/01
    (Maturity Value $8,755,590) .............................................        8,750,000           8,750,000
    Collateralized by U.S. Treasury Notes
Goldman, Sachs & Co., 5.95%, 1/02/01 (Maturity Value $8,755,785) ............        8,750,000           8,750,000
    Collateralized by U.S. Treasury Bonds
Greenwich Capital Markets Inc., 5.95%, 1/02/01 (Maturity Value $8,755,785) ..        8,750,000           8,750,000
    Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 5.85%, 1/02/01 (Maturity Value $30,469,793) ....       30,450,000          30,450,000
    Collateralized by U.S. Treasury Notes
Merrill Lynch Government Securities Inc., 5.75%, 1/02/01
    (Maturity Value $8,755,590) .............................................        8,750,000           8,750,000
    Collateralized by U.S. Treasury Bonds
Morgan Stanley & Co. Inc., 5.90%, 1/02/01 (Maturity Value $30,469,962) ......       30,450,000          30,450,000
    Collateralized by U.S. Treasury Notes
Nesbitt Burns Securities, Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ..        8,750,000           8,750,000
    Collateralized by U.S. Treasury Notes
SG Cowen Securities Corp., 6.00%, 1/02/01 (Maturity Value $8,755,833) .......        8,750,000           8,750,000
    Collateralized by U.S. Treasury Notes
UBS Warburg LLC, 5.95%, 1/02/01 (Maturity Value $8,755,785) .................        8,750,000           8,750,000
    Collateralized by U.S. Treasury Notes
                                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS (COST $139,650,000) .............................                          139,650,000
                                                                                                      ------------
TOTAL INVESTMENTS (COST $189,609,488) 99.6% .................................                          189,609,488
OTHER ASSETS, LESS LIABILITIES .4% ..........................................                              769,457
                                                                                                      ------------
NET ASSETS 100.0% ...........................................................                         $190,378,945
                                                                                                      ============

(b) See note 1(b) regarding repurchase agreements.


                      See notes to financial statements.                      17

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)

                                                                               THE U.S.
                                                                              GOVERNMENT
                                                           THE                SECURITIES
                                                       MONEY MARKET          MONEY MARKET
                                                        PORTFOLIO             PORTFOLIO
                                                        ---------             ---------
Assets:
  Investments in securities, at value and cost ...    $3,444,848,987        $   49,959,488
  Repurchase agreements, at value and cost .......       136,050,000           139,650,000
  Cash ...........................................             1,527                 6,734
  Interest receivable ............................        33,482,715               791,635
                                                      --------------        --------------
      Total assets ...............................     3,614,383,229           190,407,857
                                                      --------------        --------------

Liabilities:
  Payables:
    Affiliates ...................................           438,008                22,781
    Professional fees ............................            36,615                 4,934
  Other liabilities ..............................            22,877                 1,197
                                                      --------------        --------------
      Total liabilities ..........................           497,500                28,912
                                                      --------------        --------------
Net assets, at value .............................    $3,613,885,729        $  190,378,945
                                                      ==============        ==============
Shares outstanding ...............................     3,613,885,729           190,378,945
                                                      ==============        ==============
Net asset value per share ........................    $         1.00        $         1.00
                                                      ==============        ==============

18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

                                                                                     THE U.S.
                                                                                    GOVERNMENT
                                                                 THE                SECURITIES
                                                             MONEY MARKET          MONEY MARKET
                                                              PORTFOLIO             PORTFOLIO
Investment income:
  Interest .............................................    $ 138,316,626         $   6,680,150
                                                            -------------         -------------
Expenses:
  Management fees (Note 3) .............................        3,167,717               156,647

  Transfer agent fees (Note 3) .........................           11,702                   830

  Custodian fees .......................................           18,318                 1,040

  Reports to shareholders ..............................            7,911                   126

  Professional fees (Notes 3) ..........................           48,827                 6,474

  Trustees' fees and expenses ..........................            3,665                   188

  Other ................................................           29,305                 1,335
                                                            -------------         -------------
      Total expenses ...................................        3,287,445               166,640
      Expenses waived/paid by affiliate (Note 3) .......         (167,817)              (11,124)
                                                            -------------         -------------
        Net expenses ...................................        3,119,628               155,516
                                                            -------------         -------------
          Net investment income ........................      135,196,998             6,524,634
                                                            -------------         -------------
Net realized loss from investments .....................           (5,085)                 --
                                                            =============         =============
Net increase in net assets resulting from operations ...    $ 135,191,913         $   6,524,634
                                                            =============         =============

                       See notes to financial statements.                     19

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2000

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                                            --------------------------               ----------------------
                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                              ENDED              ENDED               ENDED               ENDED
                                                        DECEMBER 31, 2000    JUNE 30, 2000      DECEMBER 31, 2000    JUNE 30, 2000
                                                        -----------------    -------------      -----------------    -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                               $   135,196,998     $   200,859,294      $     6,524,634    $    13,297,924
    Net realized loss from investments                           (5,085)             (9,285)                --                 --
                                                        ---------------     ---------------      ---------------    ---------------
        Net increase in net assets resulting
          from operations                                   135,191,913         200,850,009            6,524,634         13,297,924
  Distributions to shareholders from net
    investment income                                      (135,191,913)(a)    (200,850,009)(b)       (6,524,634)       (13,297,924)
  Capital share transactions (Note 2)                      (500,157,311)        441,639,255          (31,614,000)       (36,465,436)
                                                        ---------------     ---------------      ---------------    ---------------
        Net increase (decrease) in net assets              (500,157,311)        441,639,255          (31,614,000)       (36,465,436)
Net assets (there is no undistributed net
  investment income at beginning or end of period):
    Beginning of period                                   4,114,043,040       3,672,403,785          221,992,945        258,458,381
                                                        ---------------     ---------------      ---------------    ---------------
    End of period                                       $ 3,613,885,729     $ 4,114,043,040      $   190,378,945    $   221,992,945
                                                        ===============     ===============      ===============    ===============


(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.

20                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on December 29, 2000.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                       THE
                                                               THE                U.S. GOVERNMENT
                                                           MONEY MARKET          SECURITIES MONEY
                                                            PORTFOLIO            MARKET PORTFOLIO
Six months ended December 31, 2000
  Shares sold ......................................    $ 18,559,277,216         $    452,752,603
  Shares issued in reinvestment of distributions ...         135,765,117                6,524,469
  Shares redeemed ..................................     (19,195,199,644)            (490,891,072)
                                                        ----------------         ----------------
  Net decrease .....................................    $   (500,157,311)        $    (31,614,000)
                                                        ================         ================

Year ended June 30, 2000
  Shares sold ......................................    $ 38,813,462,724         $  1,220,241,486
  Shares issued in reinvestment of distributions ...         200,275,366               13,291,931
  Shares redeemed ..................................     (38,572,098,835)          (1,269,998,853)
                                                        ----------------         ----------------
  Net increase (decrease) ..........................    $    441,639,255         $    (36,465,436)
                                                        ================         ================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

Included in professional fees are legal fees of $9,494 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At December 31, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                    PERCENTAGE OF
                                                                              SHARES              OUTSTANDING SHARES
                                                                              ------              ------------------
Franklin Money Fund ...................................................    2,488,699,805                68.86%
Institutional Fiduciary Trust - Money Market Portfolio ................      938,737,508                25.98%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...........      120,615,245                 3.34%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ...       65,833,171                 1.82%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                   SHARES        OUTSTANDING SHARES
                                                                                                   ------        ------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities Money Market Portfolio         54,157,670           28.45%
Franklin Federal Money Fund                                                                      136,221,275           71.55%

4. INCOME TAXES


At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.


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